PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Land and Buildings	$ 36,180,000	$ 37,400,000
Finance Lease Right-of-Use Assets	7,554,000	9,154,000
Furniture and Fixtures	12,544,000	12,525,000
Leasehold Improvements	68,726,000	68,438,000
Equipment and Software	25,419,000	26,832,000
Construction in Progress	31,147,000	27,145,000
Total Property and Equipment	181,570,000	181,494,000
Less Accumulated Depreciation	(47,007,000)	(43,664,000)
Property and Equipment, Net	134,563,000	137,830,000
Total Property and Equipment	181,570,000	181,494,000
Property and Equipment, Net	$ 134,563,000	137,830,000
Medmen Enterprises Inc. [Member]
Land and Buildings		37,400,379	$ 37,400,378
Finance Lease Right-of-Use Assets		9,154,137	26,074,429
Furniture and Fixtures		12,525,180	12,483,613
Leasehold Improvements		68,437,877	57,617,592
Equipment and Software		26,832,414	26,067,344
Construction in Progress		27,144,696	37,027,509
Total Property and Equipment		181,494,683	196,670,865
Less Accumulated Depreciation		(43,664,415)	(30,684,180)
Property and Equipment, Net		137,830,268	165,986,685
Total Property and Equipment		181,494,683	196,670,865
Property and Equipment, Net		$ 137,830,268	$ 165,986,685